INVENTORIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVENTORIES [Text Block]
6.	INVENTORIES

(a)	Inventories – current

	December 31, 2017	December 31, 2016
Concentrate	$2,179	$2,488
Ore stockpile	715	753
Materials and supplies	2,396	2,494
Silver bullion	4	9
	$5,294	$5,744

During the year ended December 31, 2017, the amount of inventory recognized as cost of sales was $41,208 (2016 – $33,974), which includes production costs and amortization and depletion directly attributable to the inventory production process.

(b)	Inventories – non-current

Non-current inventories arise from the acquisition of Coricancha (note 8(b)) and consist of materials and supplies of $1,580 as of December 31, 2017 (December 31, 2016 – nil).